MFA 2021-NQM2 Trust ABS-15G

Exhibit 99.14

Report Pulled:	7/21/2021 10:20
Loan Count:	42
Fields Reviewed	Discrepancy Count	Percentage
First Payment Due Date	2	4.76%
Original Appraised Value	4	9.52%
Original FICO Score	1	2.38%
Origination/Note Date	30	71.43%
Originator Back-End DTI	1	2.38%
Property Type	3	7.14%
Grand Total	41